Impairments	12 Months Ended
Dec. 31, 2024
Impairments
Impairments

Note 9. Impairments

	Loans in
	the form
	of interest-	Loans to
	bearing	credit	Loans to the
Skr mn	securities	institutions	public	Off-balance	Total
2024
Expected credit losses, stage 1	17	2	83	14	116
Expected credit losses, stage 2	0	—	-45	21	-24
Expected credit losses, stage 3	147	—	-329	4	-178
Established credit losses	-113	—	-288	-3	-404
Reserves applied to cover established credit losses	113	—	280	—	393
Recovered credit losses	—	—	4	—	4
Net credit losses	164	2	-295	36	-93
2023
Expected credit losses, stage 1	1	1	-34	-4	-36
Expected credit losses, stage 2	3	0	-22	-21	-40
Expected credit losses, stage 3	-260	—	-252	-1	-513
Established credit losses	—	—	—	—	—
Reserves applied to cover established credit losses	—	—	—	—	—
Recovered credit losses	—	—	4	—	4
Net credit losses	-256	1	-304	-26	-585
2022
Expected credit losses, stage 1	-9	1	-26	-4	-38
Expected credit losses, stage 2	4	0	3	-1	6
Expected credit losses, stage 3	—	—	-15	0	-15
Established credit losses	—	—	—	—	—
Reserves applied to cover established credit losses	—	—	—	—	—
Recovered credit losses	—	—	12	1	13
Net credit losses	-5	1	-26	-4	-34

The table below shows the book value of loans and nominal amounts for off-balance sheet exposures before expected credit losses for each stage as well as related loss allowance amounts, in order to place expected credit losses in relation to credit exposures. Overall, the credit portfolio has an extremely high credit quality and SEK often uses risk mitigation measures, primarily through guarantees from the Swedish Export Credit Agency (EKN) and other government export credit agencies in the OECD, which explains the low provision ratio.

	December 31, 2024				December 31, 2023
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans, before expected credit losses
Loans in the form of interest-bearing securities	48,665	67	—	48,732	50,148	80	1,282	51,510
Loans to credit institutions	10,328	—	—	10,328	7,914	—	—	7,914
Loans to the public	187,005	30,611	7,255	224,871	181,830	34,836	7,970	224,636
Total, loans, before expected credit losses	245,998	30,678	7,255	283,931	239,892	34,916	9,252	284,060
Off balance, before expected credit losses
Guarantees	7,533	1,895	—	9,428	6,079	1,163	229	7,471
Committed undisbursed loans	36,455	15,809	4,623	56,887	32,292	18,211	4,472	54,975
Total, off balance, before expected credit losses	43,988	17,704	4,623	66,315	38,371	19,374	4,701	62,446
Total, before expected credit losses	289,986	48,382	11,878	350,246	278,263	54,290	13,953	346,506
of which guaranteed (percent)	61.9	94.2	94.3	67.3	62.9	92.8	87.7	68.6
Loss allowance, loans
Loans in the form of interest-bearing securities	-6	0	—	-6	-23	0	-260	-283
Loans to credit institutions	0	—	—	0	-3	—	—	-3
Loans to the public	-45	-86	-386	-517	-125	-40	-306	-471
Total, loss allowance, loans	-51	-86	-386	-523	-151	-40	-566	-757
Loss allowance, off balance[1]
Guarantees	0	0	—	0	0	0	-1	-1
Committed undisbursed loans	-3	0	0	-3	-16	-21	0	-37
Total, loss allowance, off balance	-3	0	0	-3	-16	-21	-1	-38
Total, loss allowance	-54	-86	-386	-526	-167	-61	-567	-795
Provision ratio (percent)	0.02	0.18	3.25	0.15	0.06	0.11	4.07	0.23
1	Recognized under provision in the Consolidated Statement of Financial Position.

Loans and off balance, before loss allowance

	December 31, 2024				December 31, 2023
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	278,263	54,290	13,953	346,506	283,296	58,563	11,970	353,829
Increase due to origination and acquisition	84,871	4,042	345	89,258	93,373	25,709	1,323	120,405
Transfer to stage 1	3,296	-3,938	—	-642	2,108	-2,986	—	-878
Transfer to stage 2	-423	328	-94	-189	-3,852	3,142	—	-710
Transfer to stage 3	-90	-522	163	-449	-1,993	-1,159	2,962	-190
Decrease due to derecognition	-75,931	-5,818	-2,489	-84,238	-94,669	-28,979	-2,302	-125,950
Closing balance	289,986	48,382	11,878	350,246	278,263	54,290	13,953	346,506

Modified loans that did not lead to derecognition

For modified loans during 2024, amortized cost before modification amounted to Skr 1,040 million (2023: – ). Net modification gain/loss during 2024 amounted to Skr 95 million (2023: – ).

Loss allowance

	December 31, 2024				December 31, 2023
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	-167	-61	-567	-795	-130	-23	-70	-223
Increases due to origination and acquisition	-20	0	0	-20	-68	-33	-36	-137
Net remeasurement of loss allowance	99	128	-167	60	3	4	8	15
Transfer to stage 1	0	3	—	3	0	0	—	0
Transfer to stage 2	1	-210	20	-189	3	-25	—	-22
Transfer to stage 3	0	2	-97	-95	2	0	-493	-491
Decreases due to derecognition	35	56	64	155	24	14	8	46
Decrease in allowance account due to write-offs	—	—	393	393	—	—	—	—
Exchange-rate differences[1]	-2	-4	-32	-38	-1	2	16	17
Closing balance	-54	-86	-386	-526	-167	-61	-567	-795
1	Recognized under Net results of financial transactions in the Statement of Comprehensive Income.

Provisions for ECLs are calculated using quantitative models based on inputs, assumptions and methods that are highly reliant on assessments. In particular, the following could heavily impact the level of provisions: the establishment of a material increase in credit risk, allowing for forward-looking macroeconomic scenarios, and the measurement of both ECLs over the next 12 months and lifetime ECLs. ECLs are based on objective assessments of what SEK expects to lose on the exposures given what was known on the reporting date and taking into account possible future events. The ECL is a probability-weighted amount that is determined by evaluating the outcome of several possible scenarios and where the data taken into consideration comprises information from previous conditions, current conditions and projections of future economic conditions. SEK’s method entails three scenarios being prepared for each probability of default curve: a base scenario, a downturn scenario, and an upturn scenario, where the scenarios are expressed in a business cycle parameter. The business cycle parameter reflects the general risk of default in each geographic segment. The parameter is standard, normally distributed where zero indicates a neutral economy where the economy has been on average, historically. The business cycle parameters for the base scenario are between 0.2 and 1.2 for the various probability of default (PD) segments. The base scenarios have been weighted at 80 percent, the downturn scenarios have been weighted at 10 percent, and the upturn scenarios have been weighted at 10 percent between the different PD-segments.

Loan credit quality, before expected credit losses, allocated by stage

	December 31, 2024				December 31, 2023
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
AAA	—	—	—	—	—	—	—	—
AA+ to A-	40,548	—	—	40,548	31,934	—	—	31,934
BBB+ to BBB-	141,632	66	—	141,698	152,502	960	—	153,462
BB+ to BB-	45,239	27,237	—	72,476	40,413	26,267	—	66,680
B+ to B-	18,437	553	—	18,990	14,848	4,781	—	19,629
CCC to D	142	2,822	7,255	10,219	195	2,908	9,252	12,355
Total, before expected credit losses	245,998	30,678	7,255	283,931	239,892	34,916	9,252	284,060

More information regarding SEK’s Credit Policy is found in Note 26 and Note 29.